NEUBERGER BERMAN
                                                Neuberger Berman Management Inc.
                                                605 Third Avenue 2nd Floor
                                                New York, NY  10158-0180

NEUBERGER BERMAN
INCOME FUNDS (REGISTERED TRADEMARK):
NEUBERGER BERMAN HIGH YIELD BOND FUND

Supplement to the Prospectus dated March 1, 1999

The following information is provided for pages 20-25:

Effective March 23, 1999, Neuberger Berman High Yield Bond Fund is co-managed by Theodore P. Giuliano and Susan Stang. Miriam Zussman is no longer with the firm.

     The date of this Supplement is March 25, 1999.